Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2016 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning Balance (in shares) | shares	6,849,573	7,889,020	12,065,802
Number of options, Options exercisable (in shares) | shares	2,650,375	5,468,214	5,812,165	9,646,903
Number of options, Options granted (in shares) | shares	220,000	220,000	378,040
Number of options, Options exercised (in shares) | shares	(2,816,123)	(1,192,838)	(3,796,788)
Number of options, Options cancelled (in shares) | shares	(48,005)	(66,609)	(130,312)
Number of options, Options forfeited (in shares) | shares	(383,425)		(627,722)
Number of options, Ending Balance (in shares) | shares	3,822,020	6,849,573	7,889,020	12,065,802
Average exercise price per share, Beginning Balance (in EUR per share) | € / shares	€ 61.81	€ 60.08	€ 59.03
Average exercise price per share, Options exercisable (in EUR per share) | € / shares	67.14	56.80	52.93	€ 54.67
Average exercise price per share, Options granted (in EUR per share) | € / shares	76.71	65.84	88.97
Average exercise price per share, Options exercised (in EUR per share) | € / shares	53.18	50.02	58.92
Average exercise price per share, Options cancelled (in EUR per share) | € / shares	72.84	82.03	69.06
Average exercise price per share, Options forfeited (in EUR per share) | € / shares	44.90		62.33
Average exercise price per share, Ending Balance (in EUR per share) | € / shares	€ 70.58	€ 61.81	€ 60.08	€ 59.03
Total, Beginning Balance | €	€ 423	€ 474	€ 713
Total, Options exercisable | €	178	311	308	€ 527
Total, Options granted | €	17	14	33
Total, Options exercised | €	(150)	(60)	(224)
Total, Options cancelled | €	(3)	(5)	(9)
Total, Options forfeited | €	(17)		(39)
Total, Ending Balance | €	€ 270	€ 423	€ 474	€ 713